LEASES AND SIMILAR ARRANGEMENTS - ATENTO BRASIL SA (Details) R$ in Thousands	4 Months Ended	7 Months Ended	8 Months Ended
	Apr. 25, 2017 BRL (R$)	Jul. 24, 2017 BRL (R$)	Aug. 24, 2017 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Aug. 24, 2017 USD ($)	Jul. 24, 2017 USD ($)	Apr. 25, 2017 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Information about sale and leaseback transactions	Atento Brasil S.A. entered in a sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A.	Atento Brasil S.A. entered in a new sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A.	Atento Brasil S.A. entered in a new lease agreement with HP Financial Services Arrendamento Mercantil S.A.
Sale leaseback amount	R$ 23,615	R$ 4,220	R$ 4,570	$ 137,842,000	$ 181,564,000	$ 184,099,000	$ 1,179,000	$ 1,089,000	$ 6,094,000